Consolidated Statements of Changes in Shareholders' (Deficit) / Equity - USD ($) $ in Thousands		Total	Share capital [Member]	Treasury shares [Member]	Share premium [Member]	Other reserve [Member]	Share-based payment reserve [Member]	Accumulated losses [Member]
Balance at the beginning (in Shares) at Dec. 31, 2021			281,972	10,097
Balance at the beginning at Dec. 31, 2021		$ (212,861)	$ 3	$ (1,647)	$ 11,926	$ 2,440	$ 9,852	$ (235,435)
Loss and total comprehensive loss for the period		(240,811)						(240,811)
Exercise of share options (in Shares)	[1]		6,130
Exercise of share options	[1]	391			391	205	(205)
Forfeiture of vested share options							(1,646)	1,646
Restricted share awards vested (in Shares)	[2]			(835)
Restricted share awards vested	[2]	21		$ 21		39	(39)
Early exercised share options vested during the year (in Shares)				(4,295)
Early exercised share options vested during the year		1,558		$ 1,558		714	(714)
Recognition of equity-settled share-based payment		3,582					3,582
Balance at the ending (in Shares) at Dec. 31, 2022			288,102	4,967
Balance at the ending at Dec. 31, 2022		(448,120)	$ 3	$ (68)	12,317	3,398	10,830	(474,600)
Loss and total comprehensive loss for the period		(172,601)						(172,601)
Exercise of share options (in Shares)	[3]		624
Exercise of share options	[3]	85			85	33	(33)
Forfeiture of vested share options							(198)	198
Restricted share awards vested (in Shares)	[2]			(4,967)
Restricted share awards vested	[2]	68		$ 68		4	(4)
Business combination, net of redemptions (in Shares)			33,127
Business combination, net of redemptions		757			757
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares (in Shares)			544,210
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares		588,291	$ 6		588,285
IFRS 2 listing expense		45,524			45,524
Portion of PIPE issuance costs allocated to PIPE warrants		38						38
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs (in Shares)			2,300
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs		261			261
Reclassification from equity to non-current liabilities for maxpro warrants assumed by apollomics upon Closing	[3]	(7,105)			(7,105)
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares (in Shares)			26,688
Issuance of post-closing Apollomics Class A ordinary shares upon the conversion of post-closing Apollomics Series A Preferred Shares		21,350			21,350
Recognition of equity-settled share-based payment		12,686					12,686
Balance at the ending (in Shares) at Dec. 31, 2023			895,051
Balance at the ending at Dec. 31, 2023		41,234	$ 9		661,474	3,435	23,281	(646,965)
Loss and total comprehensive loss for the period		(53,858)						(53,858)
Exercise of share options (in Shares)			468
Exercise of share options		7			7
Ordinary Shares issued to PIPE Investors, net of transaction costs (in shares)			191,667
Ordinary Shares issued to PIPE Investors, net of transaction costs		5,049	$ 2		5,047
Ordinary Shares issued to employees for compensation (in shares)			14,913
Ordinary Shares issued to employees for compensation		1,506					1,506
Ordinary Shares issued to board members for board fees (in shares)			693
Recognition of equity-settled share-based payment		10,926					10,926
Balance at the ending (in Shares) at Dec. 31, 2024			1,102,792
Balance at the ending at Dec. 31, 2024		$ 4,864	$ 11		$ 666,528	$ 3,435	$ 35,713	$ (700,823)

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 85,521 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2022 to December 31, 2022. These Pre-Closing Apollomics Ordinary Shares were exchanged for 6,130 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.
[2]	All unvested restricted shares were milestone-based restricted shares held by the Chief Executive Officer of Apollomics which vested upon the Closing of the Business Combination.
[3]	The total number of shares issued from the exercise of stock options consisted of the issuance of 4,358 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 312 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. The total number of shares issued from the exercise of stock options consisted of the issuance of 312 Post-Closing Apollomics Ordinary Shares between March 29, 2023 to December 31, 2023, totaling 624 exercise of stock options for the year ended December 31, 2023.